1(212) 318-6052

Christophertafone@paulhastings.com

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	GAMCO International Growth Fund, Inc (the “Fund”)
File Nos. 33-79994/811-08560

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Class AAA Shares and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No.30 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). This Amendment was filed electronically on April 30, 2015 (Accession # 0001193125-15-161048).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Christopher J. Tafone
Christopher J. Tafone
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan

Paul Hastings LLP  |  75 East 55th Street  |  New York, NY 10022

t: +1.212.318.6000  |  www.paulhastings.com